Per Share Data (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Computation Of Basic And Diluted Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share as of March 31:

	Yen (Millions) except per share data
	2010	2011	2012
Numerator:
Net income (loss)	¥(11,454)	3,163	(2,195)

Denominator:
Basic weighted average shares of common stock outstanding	178,722,505	175,481,854	173,271,717
Dilutive effect of exercise of stock options	—	13,604	—

Diluted weighted average shares of common stock outstanding	178,722,505	175,495,458	173,271,717

Basic net income (loss) per share	¥(64.09)	18.03	(12.67)
Diluted net income (loss) per share	(64.09)	18.03	(12.67)